Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Adecoagro SA(a)	6,953	$29,967

Australia — 1.7%
Australian Agricultural Co. Ltd.(a)	18,190	13,041
Costa Group Holdings Ltd.	23,970	51,234
Elders Ltd.	9,775	64,562
GrainCorp Ltd., Class A(a)	15,538	45,589
Inghams Group Ltd.	20,264	46,003
Nufarm Ltd./Australia(a)	18,462	66,177
Select Harvests Ltd.	6,443	26,517
Tassal Group Ltd.	13,311	35,520

		348,643

Brazil — 0.4%
Sao Martinho SA	11,900	42,573
SLC Agricola SA	6,887	31,587

		74,160

Canada — 6.3%
Ag Growth International Inc.	1,275	25,745
Nutrien Ltd.	37,400	1,271,741
Rogers Sugar Inc.	5,933	20,217

		1,317,703

China — 3.1%
Beijing Dabeinong Technology Group Co. Ltd., Class A	15,300	17,640
China BlueChemical Ltd., Class H	126,000	19,507
China Huishan Dairy Holdings Co. Ltd.(a)(b)	295,050	0	(c)
China Modern Dairy Holdings Ltd.(a)	119,000	13,203
COFCO Meat Holdings Ltd.(a)	94,000	24,498
Fujian Sunner Development Co. Ltd., Class A	5,100	18,473
Heilongjiang Agriculture Co. Ltd., Class A	6,800	14,190
Henan Shuanghui Investment & Development Co. Ltd., Class A	11,000	60,741
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	22,100	87,762
Jiangsu Yangnong Chemical Co. Ltd., Class A	1,700	21,000
Jiangxi Zhengbang Technology Co. Ltd., Class A	10,200	22,054
Muyuan Foodstuff Co. Ltd., Class A	8,700	145,955
New Hope Liuhe Co. Ltd., Class A	17,000	66,489
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	5,100	12,593
Sinofert Holdings Ltd.	136,000	11,230
Tongwei Co. Ltd., Class A	15,300	29,258
Wens Foodstuffs Group Co. Ltd., Class A	21,100	77,842
Yuan Longping High-Tech Agriculture Co. Ltd., Class A	5,100	11,604

		654,039

France — 0.1%
Vilmorin & Cie SA	442	23,354

Germany — 1.0%
K+S AG, Registered(d)	12,733	80,931
KWS Saat SE & Co. KGaA	731	51,552
Suedzucker AG	4,624	69,180

		201,663

Hong Kong — 3.0%
Ausnutria Dairy Corp. Ltd.	37,000	74,468
WH Group Ltd.(e)	629,000	542,087

		616,555

India — 2.4%
Balrampur Chini Mills Ltd.	8,041	10,607
Bayer CropScience Ltd./India	703	49,971

Security	Shares	Value

India (continued)
Chambal Fertilizers and Chemicals Ltd.	6,664	$11,439
Coromandel International Ltd.	4,573	38,965
EID Parry India Ltd.	3,978	10,298
Escorts Ltd.	3,910	46,706
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	421	727
Kaveri Seed Co. Ltd.	1,717	9,044
KRBL Ltd.	3,111	7,708
Rallis India Ltd.	2,676	7,531
Tata Consumer Products Ltd.	28,135	136,515
UPL Ltd.	32,504	174,456
Venky’s India Ltd.	155	2,024

		505,991

Indonesia — 1.2%
Astra Agro Lestari Tbk PT	30,600	15,499
Charoen Pokphand Indonesia Tbk PT	481,100	190,168
Inti Agri Resources Tbk PT(a)(b)	2,230,700	5,239
Japfa Comfeed Indonesia Tbk PT	302,600	18,641
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	198,900	9,394
Sawit Sumbermas Sarana Tbk PT	193,800	11,076
Tunas Baru Lampung Tbk PT	68,200	2,325

		252,342

Ireland — 0.1%
Origin Enterprises PLC	8,364	25,864

Israel — 0.9%
ICL Group Ltd.	46,104	159,628
Israel Corp. Ltd. (The)(a)	255	29,915

		189,543

Italy — 2.0%
CNH Industrial NV(a)	67,031	406,512

Japan — 6.8%
Chubu Shiryo Co. Ltd.	1,700	26,304
Hokuto Corp.	1,700	31,669
Iseki & Co. Ltd.	600	6,861
Kubota Corp.	68,000	914,893
Kumiai Chemical Industry Co. Ltd.	5,600	45,222
Maruha Nichiro Corp.	2,400	51,928
Mitsui Sugar Co. Ltd.	1,300	25,135
NH Foods Ltd.	5,100	188,407
Nihon Nohyaku Co. Ltd.	1,700	7,779
Nippon Beet Sugar Manufacturing Co. Ltd.	300	4,709
Sakata Seed Corp.	2,000	68,687
Starzen Co. Ltd.	300	12,893
Taki Chemical Co. Ltd.	300	20,049
YAMABIKO Corp.	2,400	21,854

		1,426,390

Malaysia — 3.1%
FGV Holdings Bhd(a)	107,100	25,127
Genting Plantations Bhd	17,000	39,494
IOI Corp. Bhd	163,200	170,802
Kuala Lumpur Kepong Bhd	28,900	146,511
Leong Hup International Berhad	90,100	12,849
QL Resources Bhd	44,205	102,899
Sime Darby Plantation Bhd	134,300	153,221

		650,903

Netherlands — 0.4%
ForFarmers NV	2,244	14,278

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
OCI NV(a)(d)	6,902	$77,926

		92,204

Norway — 7.3%
Austevoll Seafood ASA	6,086	46,396
Bakkafrost P/F	3,281	204,215
Grieg Seafood ASA	3,366	34,421
Leroy Seafood Group ASA	19,431	109,028
Mowi ASA	28,730	541,044
Norway Royal Salmon ASA	860	21,234
Salmar ASA	3,689	165,927
Yara International ASA	11,577	396,137

		1,518,402

Pakistan — 0.4%
Engro Corp. Ltd./Pakistan	19,749	35,419
Engro Fertilizers Ltd.	34,467	12,670
Fauji Fertilizer Co. Ltd.	36,100	24,311
Millat Tractors Ltd.	1,715	7,851

		80,251

Poland — 0.1%
Grupa Azoty SA(a)	3,026	23,502

Russia — 0.6%
PhosAgro PJSC, GDR(f)	8,840	121,992

Saudi Arabia — 2.5%
Almarai Co. JSC	16,371	218,492
National Agriculture Development Co. (The)(a)	3,264	20,178
Saudi Arabian Fertilizer Co.	13,260	272,404

		511,074

Singapore — 2.2%
Bumitama Agri Ltd.	23,800	7,914
China XLX Fertiliser Ltd.	34,000	8,159
First Resources Ltd.	35,700	34,351
Golden Agri-Resources Ltd.	426,700	46,190
Japfa Ltd.	23,840	11,217
Wilmar International Ltd.	125,800	354,241

		462,072

South Africa — 0.2%
Astral Foods Ltd.	2,584	22,599
Oceana Group Ltd.	5,795	19,065
Tongaat Hulett Ltd.(a)	8,982	3,082

		44,746

South Korea — 0.2%
Dongwon Industries Co. Ltd.	85	15,511
Easy Bio Inc.(b)(d)	2,516	8,655
Harim Holdings Co. Ltd.	1,972	11,305
Namhae Chemical Corp.	1,258	7,974

		43,445

Sweden — 0.1%
Scandi Standard AB(a)	2,890	18,871

Taiwan — 0.5%
Charoen Pokphand Enterprise	13,000	31,347
Taiwan Fertilizer Co. Ltd.	51,000	83,061

		114,408

Thailand — 1.3%
Charoen Pokphand Foods PCL, NVDR	251,600	249,148
GFPT PCL, NVDR	30,600	11,447

Security	Shares	Value

Thailand (continued)
Khon Kaen Sugar Industry PCL, NVDR	85,054	$5,455

		266,050

United Kingdom — 0.7%
Cranswick PLC	3,383	154,247

United States — 50.1%
AGCO Corp.	4,216	232,850
American Vanguard Corp.	1,853	24,645
Archer-Daniels-Midland Co.	36,465	1,433,439
Bunge Ltd.	9,265	361,520
Cal-Maine Foods Inc.	2,006	89,387
CF Industries Holdings Inc.	14,161	415,909
Corteva Inc.(a)	49,028	1,338,955
Darling Ingredients Inc.(a)	10,710	249,650
Deere & Co.	19,499	2,966,188
FMC Corp.	8,483	834,812
Fresh Del Monte Produce Inc.	2,091	52,045
Ingredion Inc.	4,369	368,001
Lamb Weston Holdings Inc.	9,554	573,813
Lindsay Corp.	697	65,462
Mosaic Co. (The)	23,579	285,070
Pilgrim’s Pride Corp.(a)	4,063	83,982
Sanderson Farms Inc.	1,309	172,814
Scotts Miracle-Gro Co. (The)	2,720	387,791
Toro Co. (The)	7,038	500,191

		10,436,524

Total Common Stocks — 98.8% (Cost: $23,486,494)		20,611,417

Preferred Stocks

Chile — 0.9%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	7,463	182,117

Total Preferred Stocks — 0.9% (Cost: $202,193)		182,117

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(g)(h)(i)	166,648	166,898
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(g)(h)	10,000	10,000

		176,898

Total Short-Term Investments — 0.9% (Cost: $176,702)		176,898

Total Investments in Securities — 100.6% (Cost: $23,865,389)		20,970,432

Other Assets, Less Liabilities — (0.6)%		(120,549)

Net Assets — 100.0%		$20,849,883

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Rounds to less than $1.
(d)	All or a portion of this security is on loan.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Global Agriculture Producers ETF

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	327,331	(160,683)	166,648	$166,898	$5,782	(b)	$511		$169
BlackRock Cash Funds: Treasury, SL Agency Shares	21,000	(11,000)	10,000	10,000	263		—		—

				$176,898	$6,045		$511		$169

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$20,086,449	$511,074	$13,894	$20,611,417
Preferred Stocks	182,117	—	—	182,117
Money Market Funds	176,898	—	—	176,898

	$20,445,464	$511,074	$13,894	$20,970,432

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

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